SEGMENT INFORMATION - Capital expenditures by geographical location (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
SEGMENT INFORMATION
Property and equipment expenditures		$ 482	$ 172	$ 1,049	$ 1,023
Advances on property and equipment		$ 5		45	960
Proceeds from disposal of property and equipment from lease termination	$ (2,400)			(2,400)
Proceeds from disposal of property and equipment				(20)	(106)
Single reportable segment
SEGMENT INFORMATION
Property and equipment expenditures				1,049	1,023
Advances on property and equipment				45	960
Proceeds from disposal of property and equipment from lease termination				(2,400)
Proceeds from disposal of property and equipment				(20)	(106)
Total Capital Expenditures, net				(1,326)	1,877
Single reportable segment | South Korea
SEGMENT INFORMATION
Property and equipment expenditures				118	68
Total Capital Expenditures, net				118	68
Single reportable segment | United States
SEGMENT INFORMATION
Property and equipment expenditures				931	955
Advances on property and equipment				45	960
Proceeds from disposal of property and equipment from lease termination				(2,400)
Proceeds from disposal of property and equipment				(20)	(106)
Total Capital Expenditures, net				$ (1,444)	$ 1,809